Subsequent Events - Additional Information (Detail)		3 Months Ended	12 Months Ended				1 Months Ended
	Dec. 31, 2012 USD ($)	Mar. 31, 2013 Paulin Facility	Dec. 31, 2012 Paulin USD ($)	Dec. 31, 2011 Paulin CAD Facility	Feb. 19, 2013 Paulin USD ($)	Dec. 17, 2012 Paulin CAD	Feb. 14, 2013 Subsequent Event [Member]	Feb. 14, 2013 Subsequent Event [Member] Euro Dollar Margin BasisPoint	Feb. 14, 2013 Subsequent Event [Member] Base Rate BasisPoint
Term loan pricing reduction								50	50
Reduction in floor pricing								25	25
Extension of senior facilities maturity date							One year to May 28, 2017
Aggregate purchase price cash paid	$ 715,736,000				$ 103,416,000	105,700
Revenues			$ 145,700,000	139,000,000
Number of manufacturing facilities		4		4